GOLDMAN SACHS REAL ESTATE DIVERSIFIED INCOME FUND
Consolidated Schedule of Investments
December 31, 2024 (Unaudited)
Description Value
aa
Private Real Estate Investment Trusts & Private
Investment Funds – 69.2%
(a)
a
Ares Industrial Real Estate Fund, LP $ 18,119,669
Ares US Real Estate Fund IX, LP 5,741,275
Bain Capital Real Estate Fund I-B, LP 8,554,502
Brookfield Premier Real Estate Partners, LP 1,467,334
Brookfield Real Estate Finance Fund V, LP 4,912,297
CBRE U.S. Core Partners, LP 21,552,898
Clarion Partners Debt Investment Fund, LP 3,180,778
Clarion Ventures 4, LP 2,651,127
Greystar Student Housing Growth and Income
Fund 20,833,761
Harrison Street Core Property Fund, LP 16,024,737
Heitman Core Real Estate Debt Income Trust,
LP 4,468,738
Manulife US REIT 8,716,844
Nuveen U.S. Core-Plus Real Estate Debt Fund,
LP 7,749,858
Oaktree Global Credito FIC FIM 38,527,044
Prologis Targeted U.S. Logistics Holdings II, LP 9,243,858
RealTerm Logistics Income Fund 22,325,445
Sculptor Real Estate Credit Fund, LP 723,641
Sentinel Real Estate Fund 11,660,456
TA Realty Core Property Fund, LP 25,514,389
The Trumbull Property Fund, LP 3,676,702
Wheelock Street Real Estate Long Term Value
Fund 20,012,370
TOTAL PRIVATE REAL ESTATE INVESTMENT
TRUSTS & PRIVATE INVESTMENT FUNDS
(Cost $287,160,115)
255,657,723
Shares
Common Stocks – 26.8%
Health Care REITs – 0.7%
24,895 Alexandria Real Estate Equities,
Inc. REIT 2,428,507
Hotel & Resort REITs – 0.7%
25,857 Ryman Hospitality Properties,
Inc. REIT 2,697,920
Industrial REITs – 4.3%
320,556 Americold Realty Trust, Inc.
REIT 6,859,898
62,028 Prologis, Inc. REIT 6,556,359
53,659 Rexford Industrial Realty, Inc.
REIT 2,074,457
15,490,714
Mortgage Real Estate Investment Trusts (REITs) – 1.7%
358,550 Ladder Capital Corp. REIT 4,012,174
239,953 TPG RE Finance Trust, Inc.
REIT 2,039,601
6,051,775
Residential REITs – 9.7%
188,192 American Homes 4 Rent, Class
A REIT 7,042,145
52,064 AvalonBay Communities, Inc.
REIT 11,452,518
140,899 Equity LifeStyle Properties, Inc.
REIT 9,383,873
Shares Description Value
aa
Common Stocks – (continued)
Residential REITs – (continued)
255,210 Invitation Homes, Inc. REIT $ 8,159,064
36,037,600
Specialized REITs – 9.7%
37,298 American Tower Corp. REIT 6,840,826
6,785 Equinix, Inc. REIT 6,397,509
35,335 Extra Space Storage, Inc. REIT 5,286,116
15,688 Public Storage REIT 4,697,615
28,655 SBA Communications Corp.
REIT 5,839,889
244,880 VICI Properties, Inc. REIT 7,152,945
36,214,900
TOTAL COMMON STOCKS
(Cost $96,649,662)
98,921,416
Shares Description Dividend Rate Value
aa
Preferred Stocks – 2.5%
Hotel & Resort REITs – 0.4%
66,218 Pebblebrook
Hotel Trust,
Series E 6.38% 1,320,387
Mortgage Real Estate Investment Trusts (REITs) – 2.1%
77,545 MFA Financial,
Inc., Series C 6.50% 1,890,547
49,554 PennyMac
Mortgage
Investment Trust,
Series B 8.00 1,144,202
73,559 Two Harbors
Investment Corp.,
Series B 7.63 1,697,006
128,562 Two Harbors
Investment Corp.,
Series A 8.13 3,175,481
7,907,236
TOTAL PREFERRED STOCKS
(Cost $9,659,717)
9,227,623
Shares Dividend Rate Value
aa
Investment Company – 0.9%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
3,428,429 4.392% 3,428,429
(Cost $3,428,429)
TOTAL INVESTMENTS – 99.4%
(Cost $396,897,923)
$ 367,235,191
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.6%
2,202,669
NET ASSETS – 100.0%
$ 369,437,860
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS REAL ESTATE DIVERSIFIED INCOME FUND
Consolidated Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Security
Date(s) of
Purchase
Cost
Ares Industrial Real Estate
Fund, LP
12/21/22-01/19/23
$ 19,403,487
Ares US Real Estate Fund
IX, LP
09/19/19-09/12/24
6,379,662
Bain Capital Real Estate Fund
I-B, LP
12/18/19-08/12/24
6,222,362
Brookfield Premier Real
Estate Partners, LP
10/01/19-12/20/21
1,615,754
Brookfield Real Estate
Finance Fund V, LP
10/03/19-09/12/24
8,789,104
CBRE U.S. Core Partners, LP
03/30/22-01/19/24
26,489,411
Clarion Partners Debt
Investment Fund, LP
02/14/17-08/01/22
2,531,142
Clarion Ventures 4, LP
07/01/16-07/10/19
6,923,743
Greystar Student Housing
Growth and Income
Fund
01/04/22-10/24/23
20,921,737
Harrison Street Core Property
Fund, LP
09/15/21-10/26/23
18,051,478
Heitman Core Real Estate
Debt Income Trust, LP
07/27/17-01/26/23
5,605,498
Manulife US REIT
04/08/22-07/23/24
13,086,944
Nuveen U.S. Core-Plus Real
Estate Debt Fund, LP
10/01/19-10/31/23
11,213,608
Oaktree Global Credito FIC
FIM
10/07/21-12/27/23
41,194,702
Prologis Targeted U.S.
Logistics Holdings
II, LP
01/03/20-06/20/23
7,938,955
RealTerm Logistics Income
Fund
04/18/22-11/06/23
25,532,304
Sculptor Real Estate Credit
Fund, LP
01/21/20-09/25/24
1,585,171
Sentinel Real Estate Fund
05/04/22-01/16/24
12,770,411
TA Realty Core Property
Fund, LP
01/04/22-11/07/23
26,658,900
The Trumbull Property Fund,
LP
01/04/16-10/01/18
4,409,753
Wheelock Street Real Estate
Long Term Value Fund
04/23/24-09/10/24
19,835,989
Total
$287,160,115
(a)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on sale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered and the registration statement is effective. Disposal of these securities may involve time consuming negotiations and prompt sale at an acceptable price may be difficult.
Total market value of restricted securities amounts to $255,657,723, which represents approximately 69.2% of net assets as of December 31,
2024. See additional details below:
(b)
Represents an affiliated issuer.
Investment Abbreviations:
LP — Limited Partnership
REIT — Real Estate Investment Trust

GOLDMAN SACHS REAL ESTATE DIVERSIFIED INCOME FUND
Consolidated Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
Additional information on investments in private real estate investment funds:
Security Value
Redemption
Frequency
Redemption
Notice (Days)
Unfunded
Commitments as of
December 31, 2024
Ares Industrial Real Estate Fund, LP $ 18,119,669 Quarterly 90 $ –
Ares US Real Estate Fund IX, LP 5,741,275 N/R N/R 846,045
Bain Capital Real Estate Fund I-B, LP 8,554,502 N/R N/R 2,263,827
Brookfield Premier Real Estate Partners, LP 1,467,334 Quarterly 90 –
Brookfield Real Estate Finance Fund V, LP 4,912,297 N/R N/R 8,012,495
CBRE U.S. Core Partners, LP 21,552,898 Quarterly 60 –
Clarion Partners Debt Investment Fund, LP 3,180,778 N/R N/R 4,652,799
Clarion Ventures 4, LP 2,651,127 N/R N/R 963,242
Greystar Student Housing Growth and Income Fund 20,833,761 Quarterly 90 –
Harrison Street Core Property Fund, LP 16,024,737 Quarterly 45 –
Heitman Core Real Estate Debt Income Trust, LP 4,468,738 Quarterly 90 –
Manulife US REIT 8,716,844 Quarterly 60 –
Nuveen U.S. Core-Plus Real Estate Debt Fund, LP 7,749,858 Quarterly 45 –
Oaktree Global Credito FIC FIM 38,527,044 N/R N/R –
Prologis Targeted U.S. Logistics Holdings II, LP 9,243,858 Quarterly 90 –
RealTerm Logistics Income Fund 22,325,445 Quarterly 90 –
Sculptor Real Estate Credit Fund, LP 723,641 N/R N/R 3,306,250
Sentinel Real Estate Fund 11,660,456 Quarterly 90 –
TA Realty Core Property Fund, LP 25,514,389 Quarterly 45 –
The Trumbull Property Fund, LP 3,676,702 Quarterly 60 –
Wheelock Street Real Estate Long Term Value Fund 20,012,370 Annually 90 5,164,011
N/R - Not Redeemable

Goldman Sachs Real Estate Diversified Income Fund
Consolidated Schedule of Investments
December 31, 2024 (Unaudited)
CONSOLIDATED NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. With respect to the Fund’s investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation
Procedures.
A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.
Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market
Fund”) are valued at the NAV per share on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Money Market Fund’s accounting policies and investment holdings, please see the
Underlying Money Market Fund’s shareholder report.

Goldman Sachs Real Estate Diversified Income Fund
Consolidated Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments. The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:
C. Other Fair Value Investments — Prices or valuations that require significant unobservable inputs (including assumptions in determining fair value measurement).
The fair valuation technique depends on the investment characteristics and the availability of observable inputs. Investments are classified within the level of the lowest significant input considered in determining fair value. GSAM uses NAV as its measure of fair values for investments in LP/LLC interests when (i) the investment does not have a readily determinable fair value and (ii) the NAV of the investment is calculated in a manner consistent with the measurement principles of investment company accounting, including measurement of the underlying investments at fair value. In evaluating the level at which the investments have been classified, GSAM has assessed factors including, but not limited to, price transparency. An investment in LP/LLC interests using NAV as its measure of fair value is excluded from the fair value hierarchy.
The fair value technique and type of valuation input varies by investment type as follows:
Private REITs — Private Real Estate Investment Trusts (“Private REITs”) report their investment assets at fair value, and typically report a NAV per share on a calendar quarter basis. In accordance with Accounting Standards Codification (“ASC”) 820-10, the
Fund has elected to apply the practical expedient methodology and to value its investments in Private REITs at their respective NAVs typically at each quarter. To determine the NAV of the Fund with respect to investments in Private REITs, GSAM relies on information that it receives periodically from the Private REITs, adjusted on a daily basis, based on a change in a relevant proxy that the GSAM has deemed to be representative of the market.
Private Investment Funds — Private investment funds (“Private Investment Funds”) measure their investment assets at fair value, and typically report a NAV per share on a calendar quarterly basis. In accordance with ASC 820-10, the Fund has elected to apply the practical expedient methodology and to value its investments in Private Investment Funds at their respective NAVs typically at each quarter. To determine the NAV of the Fund with respect to investments in Private Investment Funds, GSAM relies on information that it receives periodically from the Private Investment Funds, adjusted on a daily basis, based on a change in a relevant proxy that the
GSAM has deemed to be representative of the market.
D. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of
December 31, 2024:
REAL ESTATE DIVERSIFIED INCOME FUND
Investment Type Level 1 Level 2 Level 3 Total
Assets
Common Stock and/or Other Equity Investments
(a)
North America $ 98,921,416 $ 9,227,623 $ — $ 108,149,039
Investment Company 3,428,429 — — 3,428,429
Subtotal
$ 102,349,845 $ 9,227,623 $ — $ 111,577,468
CONSOLIDATED NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Real Estate Diversified Income Fund
Consolidated Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
The Fund’s risks include, but are not limited to, the following:
Dividend-Paying Investments Risk — The Fund’s investments in dividend-paying securities could cause the Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. A sharp rise in interest rates or an economic downturn could cause an issuer to abruptly reduce or eliminate its dividend. This may limit the ability of the Fund to produce current income.
Industry Concentration Risk — The Fund concentrates its investments in the real estate industry, which has historically experienced substantial price volatility. Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject the Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if their investments were diversified across different industries. The value of companies engaged in the real estate industry is affected by, among others, (i) changes in general economic and market conditions; (ii) changes in the value of (or income generated by) real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv)
increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) changes in the availability or terms of mortgages and other financing that may render the sale or refinancing of properties difficult or unattractive; (ix) fluctuations in occupancy levels and demand for properties or real estate-related services; and (x) changes in interest rates and leverage. There are also special risks associated with particular sub-industries, or real estate operations generally.
Investments in Other Investment Companies Risk — As a shareholder of another investment company, the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.
Leverage Risk — The Fund may use leverage to seek to achieve its investment objectives. The use of leverage creates an opportunity for increased net investment income dividends, but also creates risks for the investors. There is no assurance that the Fund’s intended leveraging strategy will be successful. Leverage involves risks and special considerations, including the likelihood of greater volatility of NAV, market price and dividend rate than a comparable portfolio without leverage; the risk that fluctuations in interest rates on borrowings and short-term debt or in the interest or dividend rates on any leverage that the Fund must pay will reduce the Fund’s return; the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV than if the Fund were not leveraged, which may result in a greater decline in the market price; and that leverage may increase operating costs, which may reduce total return.
Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value.
Investments measured at NAV 255,657,723
Total
$ 367,235,191
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a level 2 classification.
CONSOLIDATED NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Real Estate Diversified Income Fund
Consolidated Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/ or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. The Fund may utilize leverage, which magnifies the market risk.
Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Private Real Estate Investment Funds Risk — The Fund’s performance depends in part upon the performance of the applicable private real estate investment fund managers and selected strategies, the adherence by such private real estate investment fund managers to such selected strategies, the instruments used by such private real estate investment fund managers and GSAM’s ability to select private real estate investment fund managers and strategies and effectively allocate Fund assets among them. Fund shareholders will bear two layers of fees and expenses: asset-based fees and expenses at the Fund level, and asset-based fees, incentive allocations or fees and expenses at the private real estate investment fund level.
The Fund’s investments in certain private real estate investment funds may be subject to lock-up periods, during which the Fund may not withdraw its investment. Many of the Fund’s assets will be priced in the absence of a readily available market and may be priced based on determinations of fair value, which may prove to be inaccurate. The Fund, upon its redemption of all or a portion of its interest in a private real estate investment fund, may receive an in-kind distribution of securities that are illiquid or difficult to value and difficult to dispose of. Private real estate investment funds are not publicly traded and therefore are not liquid investments. Private real estate investment funds may make significant use of leverage, which has the potential to magnify losses versus funds that do not employ leverage.
Private REIT Risk — In addition to the risks described in “Private Real Estate Investment Fund Risk” and “REIT Risk,” Private
REITs are typically smaller and financially less stable than Public REITs. Private REITs are unlisted, making them hard to value and trade. Moreover, private REITs generally are exempt from Securities Act registration and, as such, are not subject to the same disclosure requirements as Public REITs, which makes private REITs more difficult to evaluate from an investment perspective.
REIT Risk — Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs whose underlying properties are concentrated in a particular industry or geographic region are also subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. For example, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management or development of the underlying properties. The underlying properties may be subject to mortgage loans, which may also be subject to the risks of default. REITs may also fail to qualify for tax free passthrough of income or may fail to maintain their exemptions from investment company registration. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.
Repurchase Offers Risk — The Fund operates as an “interval fund,” and, in order to provide some liquidity to shareholders, will make quarterly offers to repurchase a percentage of its outstanding shares at NAV, pursuant to Rule 23c-3 under the Act. The repurchase of shares by the Fund would decrease the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio.
Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. In addition, the Fund may be required to sell portfolio securities (including at inopportune times) to satisfy repurchase requests, resulting in increased transaction costs that must be borne by the Fund and its shareholders. This may result in higher short-term capital gains for taxable shareholders.
CONSOLIDATED NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Real Estate Diversified Income Fund
Consolidated Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional shares beyond the repurchase offer amount, or if shareholders tender an amount of shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some shareholders, in anticipation of proration, may tender more shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur.
CONSOLIDATED NOTES TO THE SCHEDULE OF INVESTMENTS (continued)